Net sales	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales
2.1 Net sales

Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Wholesale	461.9	441.0	971.5	890.6
Direct-to-Consumer	388.4	308.3	710.7	585.2
Net sales	850.3	749.2	1,682.2	1,475.8
Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Shoes	781.6	704.9	1,545.3	1,385.8
Apparel	54.2	36.7	109.5	74.8
Accessories	14.5	7.7	27.4	15.2
Net sales	850.3	749.2	1,682.2	1,475.8

On generates net sales primarily from the sale of premium performance shoes, apparel, and accessories through its WHS and DTC sales channels. The WHS sales channel involves larger volumetric sales to wholesale partners (e.g., large retailers or retail associations) and international distributors (i.e. in markets where On does not have local sales teams) with the intention of re-selling the products. The DTC sales channel includes sales to end customers directly, through On’s e-commerce platform and retail stores.

Net sales by geographic regions (based on the location of the customers):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Americas	451.6	432.3	902.3	869.7
Europe, Middle East and Africa ("EMEA")	228.2	197.8	435.4	366.4
Asia-Pacific ("APAC")	170.5	119.2	344.5	239.7
Net sales	850.3	749.2	1,682.2	1,475.8

The revenue generated from the largest single customer represents 11.6% of total net sales for the six-month period ended June 30, 2026, with no other customers individually accounting for more than 10% of total net sales. For details on assets and liabilities related to contracts with customers refer to 3.1 Trade receivables and 3.6 Other current operating assets and liabilities, respectively. Trade receivables as shown in the unaudited interim condensed consolidated balance sheets relate to the sale of the Company's products.